Investments in Other Companies (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Other Companies
Schedule of investments in other companies

						Investment
		Ownership Interest		Equity		Book Value		Income (Loss) (*)
		December	December	December	December	December	December	December	December
Company	Shareholder	2016	2017	2016	2017	2016	2017	2016	2017
		%	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Associates
Transbank S.A.	Banco de Chile	26.16	26.16	49,518	56,804	12,954	15,070	1,363	2,117
Soc. Operadora de Tarjetas de Crédito Nexus S.A.	Banco de Chile	25.81	25.81	10,809	13,781	2,789	3,822	493	884
Administrador Financiero del Transantiago S.A.	Banco de Chile	20.00	20.00	13,907	15,490	2,782	3,098	230	317
Redbanc S.A.	Banco de Chile	38.13	38.13	6,422	7,484	2,449	2,894	425	403
Centro de Compensación Automatizado S.A.	Banco de Chile	33.33	33.33	3,985	4,696	1,328	1,589	248	236
Sociedad Imerc OTC S.A.	Banco de Chile	12.33	12.33	10,991	11,490	1,347	1,417	135	66
Sociedad Interbancaria de Depósitos de Valores S.A.	Banco de Chile	26.81	26.81	3,101	3,659	831	995	175	215
Soc. Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	15.00	15.00	5,472	5,838	821	908	100	66

Subtotal				104,205	119,242	25,301	29,793	3,169	4,304

Joint Venture
Servipag Ltda.	Banco de Chile	50.00	50.00	8,596	9,997	4,298	4,999	409	700
Artikos Chile S.A.	Banco de Chile	50.00	50.00	1,431	1,654	715	979	441	507

Subtotal				10,027	11,651	5,013	5,978	850	1,207

Total				114,232	130,893	30,314	35,771	4,019	5,511

(*)   The year 2016 does not include a loss of Ch$5 million recognized by the subsidiary Banchile Asesoría Financiera for its investment held in the subsidiary Promarket S.A., which was dissolved on December 30, 2016.

Schedule of total carrying amount of the Bank's associates

	2016
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Soc. Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Soc. Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current assets	1,748	5,731	10,915	71	4,642	647,384	51,803	21,722	744,016
Non-current assets	3,760	368	19,123	3,133	15,285	63,091	819	7,536	113,115

Total Assets	5,508	6,099	30,038	3,204	19,927	710,475	52,622	29,258	857,131

Current liabilities	1,146	627	15,141	103	7,884	660,720	37,912	15,192	738,725
Non-current liabilities	377	—	4,088	—	5,621	237	803	3,066	14,192

Total Liabilities	1,523	627	19,229	103	13,505	660,957	38,715	18,258	752,917
Equity	3,985	5,472	10,809	3,101	6,422	49,518	13,907	10,991	104,205
Minority interest	—	—	—	—	—	—	—	9	9

Total Liabilities and Equity	5,508	6,099	30,038	3,204	19,927	710,475	52,622	29,258	857,131

Associate’s revenue and profit
Revenue	2,138	3,142	48,150	2	33,603	156,207	3,292	6,260	252,794
Operating expenses	(1,165)	(2,497)	(45,658)	(30)	(31,686)	(150,785)	(2,142)	(4,953)	(238,916)
Other income (expenses)	(28)	168	(121)	694	(446)	1,047	624	12	1,950

Income (loss) before taxes	945	813	2,371	666	1,471	6,469	1,774	1,319	15,828
Income tax	(201)	(156)	(460)	—	(356)	(1,260)	(624)	(225)	(3,282)

Net income for the year	744	657	1,911	666	1,115	5,209	1,150	1,094	12,546

	2017
Associate’s statement of financial position	Centro de Compensación Automatizado S.A.	Soc. Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Soc. Operadora de Tarjetas de Crédito Nexus S.A.	Sociedad Interbancaria de Depósitos de Valores S.A.	Redbanc S.A.	Transbank S.A.	Administrador Financiero del Transantiago S.A.	Sociedad Imerc OTC S.A.	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Current assets	2,351	5,114	11,114	51	6,371	744,681	50,474	11,270	831,426
Non-current assets	4,520	1,224	21,555	3,669	14,864	76,097	830	6,643	129,402

Total Assets	6,871	6,338	32,669	3,720	21,235	820,778	51,304	17,913	960,828

Current liabilities	1,826	500	13,735	61	8,702	763,236	34,896	3,302	826,258
Non-current liabilities	349	—	5,153	—	5,049	738	918	3,112	15,319

Total Liabilities	2,175	500	18,888	61	13,751	763,974	35,814	6,414	841,577
Equity	4,696	5,838	13,781	3,659	7,484	56,804	15,490	11,490	119,242
Minority interest	—	—	—	—	—	—	—	9	9

Total Liabilities and Equity	6,871	6,338	32,669	3,720	21,235	820,778	51,304	17,913	960,828

Associate’s revenue and profit
Revenue	2,275	3,086	49,403	9	34,083	175,975	3,358	6,315	274,504
Operating expenses	(1,359)	(2,666)	(44,664)	(33)	(32,334)	(167,052)	(1,998)	(5,281)	(255,387)
Other income (expenses)	—	141	(187)	826	(339)	1,625	649	88	2,803

Income (loss) before taxes	916	561	4,552	802	1,410	10,548	2,009	1,122	21,920
Income tax	(208)	(122)	(1,125)	—	(354)	(2,453)	(426)	(586)	(5,274)

Net income for the year	708	439	3,427	802	1,056	8,095	1,583	536	16,646

Schedule of financial information of entities controlled jointly

	Artikos S.A.		Servipag Ltda.
	2016	2017	2016	2017
	MCh$	MCh$	MCh$	MCh$
Current assets	1,150	1,231	49,477	56,188
Non-current assets	1,028	1,246	17,350	16,669

Total Assets	2,178	2,477	66,827	72,857

Current liabilities	747	823	53,545	56,397
Non-current liabilities	—	—	4,686	6,463

Total Liabilities	747	823	58,231	62,860

Equity	1,431	1,654	8,596	9,997

Total Liabilities and Equity	2,178	2,477	66,827	72,857

Revenue	2,751	3,194	39,587	40,580
Operating expenses	(2,072)	(2,352)	(38,124)	(38,401)
Other income (expenses)	23	17	(542)	(473)

Profit before tax	702	859	921	1,706
Income tax	180	154	(103)	(305)

Profit for the year	882	1,013	818	1,401

Schedule of reconciliation of investments in other companies that are not consolidated

	2015	2016	2017
	MCh$	MCh$	MCh$
Balance as of January 1,	23,043	25,849	30,314
Capital increase	314	1,129	—
Participation in net income	3,243	4,019	5,511
Dividends received	(663)	(667)	(484)
Other	(88)	(16)	430

Balance as of December 31,	25,849	30,314	35,771